Schedule of Geographic Area Information Includes Revenue (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 73,148,556	$ 11,242,727	¥ 56,199,286	¥ 46,411,331
Greater China
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	19,690,716	3,026,407	48,041,372	33,201,421
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	51,156,109	7,862,550	3,012,901	8,382,753
Other areas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 2,301,731	$ 353,770	¥ 5,145,013	¥ 4,827,157